Schedule of Allowance for Current Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at the beginning of the period	¥ (2,230)	¥ (1,027)
Additions	(3,204)	(1,203)
Write-offs
Balance at the end of the period	¥ (5,434)	¥ (2,230)